Notes Payable and Capital Lease Obligations - Additional Information (Details) - USD ($)		1 Months Ended					3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2021	Jul. 31, 2021	Feb. 28, 2021	Jul. 31, 2020	Jul. 31, 2019	Nov. 30, 2018	May 31, 2021	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 75,000,000.0				$ 75,000,000.0		$ 75,000,000.0
Line of credit, additional borrowings					$ 441,000,000.0
Increase in interest rate				0.75%
Interest and Debt Expense			1,500,000					$ 64,500,000		$ 64,900,000	$ 21,500,000
Current portion of capital lease obligations			4,800,000						4,800,000	3,900,000
Long-term portions of capital lease obligations			6,600,000						$ 6,600,000	2,200,000
LIBOR Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings				5.75%			100.00%
Base Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings				4.75%
Term Loan Due 2024
Debt Instrument [Line Items]
Debt instrument, maturity date and year									2024-11
Term Loan Due 2024 | Maximum
Debt Instrument [Line Items]
Delayed draw term loans						$ 80,000,000.0
2021 Term Loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 525,000,000.0		$ 525,000,000.0						$ 525,000,000.0
Line of credit, frequency of payments							quarterly		quarterly
Line of credit, installments amount	1,300,000
Line of credit facility, mature date							Feb. 04, 2028		Feb. 04, 2028
Line of credit, minimum additional borrowing amount	$ 2,000,000.0
Interest rate			3.69%				4.00%		3.69%
2021 Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Percentage of debt instrument premium payment	1.00%
Minimum excess cash flow amounts for mandatory prepayments	$ 10,000,000.0
2021 Term Loan and Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Percentage of commitment fee	0.25%
2021 Term Loan and Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Percentage of commitment fee	0.375%
2021 Term Loan and Revolving Credit Facility | LIBOR Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings description									one month interest period plus 1%
2021 Term Loan and Revolving Credit Facility | NYFRB Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings	0.50%
2021 Term Loan and Revolving Credit Facility | Term Loans | LIBOR Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings	0.50%
2021 Term Loan and Revolving Credit Facility | Term Loans | Base Rate | Minimum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	2.25%
2021 Term Loan and Revolving Credit Facility | Term Loans | Base Rate | Maximum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	2.50%
2021 Term Loan and Revolving Credit Facility | Term Loans | Eurodollar | Minimum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	3.25%
2021 Term Loan and Revolving Credit Facility | Term Loans | Eurodollar | Maximum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	3.50%
2021 Term Loan and Revolving Credit Facility | Revolving Loans | LIBOR Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings	0.00%
2021 Term Loan and Revolving Credit Facility | Revolving Loans | Base Rate | Minimum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	1.50%
2021 Term Loan and Revolving Credit Facility | Revolving Loans | Base Rate | Maximum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	2.00%
2021 Term Loan and Revolving Credit Facility | Revolving Loans | Eurodollar | Minimum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	2.50%
2021 Term Loan and Revolving Credit Facility | Revolving Loans | Eurodollar | Maximum
Debt Instrument [Line Items]
Interest rate applicable to borrowings	3.00%
Amber Term Loan
Debt Instrument [Line Items]
Principal amount outstanding										$ 36,600,000
Interest rate description									variable interest rate of prime less 1%
Debt instrument, variable interest rate										3.25%
Debt instrument premium or penalties									$ 0
Term Loan and Revolving Credit Facility Due 2024
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						400,000,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 75,000,000.0		$ 0			$ 30,000,000.0	$ 0		$ 0
Line of credit, sublimit	15,000,000.0
Line of credit facility, mature date							Feb. 04, 2026		Feb. 04, 2026
Line of credit, minimum additional borrowing amount	$ 2,000,000.0
Increase in interest rate		0.75%
Interest rate										7.70%
Revolving Credit Facility | LIBOR Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings		5.75%
Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Interest rate applicable to borrowings		4.75%